Trade and other receivables, net - Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables, net
Trade receivables, gross	$ 168,346	$ 171,670
Other receivables, gross	753,562	735,491
Allowance for expected credit losses	(4,106)	(8,621)	$ (9,717)
Other Receivables	749,456	726,870
Total trade and other receivables	895,526	876,264
Trade and other receivables	221,899	240,432
Trade and other receivables	673,627	635,832
Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross	40,229	31,233
Advances to suppliers [Member]
Trade and other receivables, net
Other receivables, gross	14,392	10,921
Tax claims [Member]
Trade and other receivables, net
Other receivables, gross	631,478	601,056
Related entities [Member]
Trade and other receivables, net
Trade receivables, gross	367	4,626
Other receivables, gross	2,842	2,298
Other receivables
Trade and other receivables, net
Other receivables, gross	$ 248	$ 401